Property, Plant, and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of property, plant and equipment

Property, plant, and equipment consist of the following:

(in thousands)	September 30, 2017	December 31, 2016
Buildings and land	$574	$556
Enterprise hardware and software	1,648	1,532
Leaseholds	1,659	1,504
Equipment	960	940
Furniture	182	354

Property, plant and equipment, gross	5,023	4,886
Accumulated depreciation	(3,770)	(3,803)

Property, plant and equipment, net	$1,253	$1,083

Property, plant, and equipment consists of:

	December 31,	December 31,
(in thousands)	2016	2015
Buildings and land	$556	$556
Enterprise hardware and software	1,532	1,520
Leaseholds	1,504	1,305
Equipment	940	902
Furniture	354	355

Property, plant and equipment, gross	4,886	4,638
Accumulated depreciation	(3,803)	(3,506)

Property, plant and equipment, net	$1,083	$1,132